Provisions	12 Months Ended
Jun. 30, 2024
Provisions [abstract]
Provisions	Provisions

$
Balance at July 1, 2022	200
Additional provision recognized	37
Balance at June 30, 2023	237
Additional provision recognized	168
Balance at June 30, 2024	405
The provisions represent the Company’s best estimate of the value of the products sold in the current financial period that may be returned in a future period.